Note 3 - Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE
3
- Fair Values of Financial Instruments

The fair value of a financial instrument is the estimated amount at which the instrument could be exchanged in an orderly transaction between knowledgeable, unrelated, willing parties, i.e., not in a forced transaction.  The estimated fair value of a financial instrument may
differ from the amount that could be realized if the security was sold in an immediate sale, e.g., a forced transaction.  Additionally, the valuation of investments is more subjective when markets are less liquid due to the lack of market based inputs, which may
increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur.

The Company holds fixed maturities and equity securities that are measured and reported at fair market value on the balance sheet. The Company is also required to disclose fair value estimates for other financial instruments not required to be carried at market value on the balance sheet. The Company determines the fair market values of its financial instruments based on the fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three
levels of inputs that
may
be used to measure fair value, as follows:

Level
1
     -     Quoted prices in active markets for identical assets or liabilities.

Level
2
     -     Observable inputs other than Level
1
prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level
3
     -     Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The unobservable inputs reflect the Company’s own assumptions about the inputs that market participants would use.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three
-level fair value hierarchy. If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the valuation inputs, or their ability to be observed, may
result in a reclassification for certain financial assets or liabilities. Reclassifications impacting Level
3
of the fair value hierarchy are reported as transfers in/out of the Level
3
category as of the beginning of the period in which the reclassifications occur.

Valuation of Investments Reported at Fair Value in Financial Statements

The Company’s Level
1
investments include equity securities that are traded in an active exchange market, as well as one
U.S. agency equity security whose value is set by government statute.

The Company’s Level
2
investments include fixed maturities with quoted prices that are traded less frequently than exchange-traded instruments or instruments whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes the majority of our fixed maturities, where fair values are obtained from a nationally recognized, third
-party pricing service as well as our investments in convertible options. These options are bifurcated from the underlying fixed maturity investments and are also valued using observable market data obtained from a nationally recognized, third
-party pricing service.

The Company’s Level
3
investments include financial instruments whose value cannot be obtained through a pricing service and must be determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category currently includes one
private equity investment where independent pricing inputs were not able to be obtained. For fixed maturities that may
fall within this level, the Company utilizes the assistance of its third
-party investment advisor to estimate the fair value based on non-binding broker quotes and internal models using unobservable assumptions about market participants. For the private equity investment, the Company establishes fair value based on the most recent trading activity as well as a review of the underlying financial statements of the entity.

The following table presents the Company’s fair value hierarchy for those financial instruments measured and reported at fair value on a recurring basis.

	December 31, 2016
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$22,233,619	$-	$22,233,619
States and political subdivisions	-	39,525,248	-	39,525,248
Corporate	-	210,980,549	-	210,980,549
Foreign	-	52,529,579	-	52,529,579
Mortgage-backed securities:
Commercial MBS	-	6,916,071	-	6,916,071
Residential MBS	-	33,306,997	-	33,306,997
Corporate redeemable preferred stock	-	855,936	-	855,936
Total fixed maturities	$-	$366,347,999	$-	$366,347,999

U.S. agencies	$707,900	$-	$-	$707,900
Mutual funds	347,124	-	-	347,124
Corporate common stock	7,253,044	-	448,000	7,701,044
Total equity securities	$8,308,068	$-	$448,000	$8,756,068

Investments in convertible options	$-	$983,950	$-	$983,950

	December 31, 2015
	Level 1	Level 2	Level 3	Total

U.S. government obligations	$-	$24,015,752	$-	$24,015,752
States and political subdivisions	-	41,205,439	-	41,205,439
Corporate	-	235,176,138	-	235,176,138
Foreign	-	62,058,522	-	62,058,522
Asset-backed securities	-	144,009	-	144,009
Mortgage-backed securities:
Commercial MBS	-	6,963,242	-	6,963,242
Residential MBS	-	38,914,577	-	38,914,577
Corporate redeemable preferred stock	-	669,128	-	669,128
Total fixed maturities	$-	$409,146,807	$-	$409,146,807

U.S. agencies	$707,900	$-	$-	$707,900
Mutual funds	304,031	-	-	304,031
Corporate common stock	6,252,858	-	352,000	6,604,858
Total equity securities	$7,264,789	$-	$352,000	$7,616,789

Investments in convertible options	$-	$957,405	$-	$957,405

The following table provides a summary of changes in fair value of our Level
3
financial instruments reported at fair value.

	Year Ended December 31,
	2016	2015
Corporate common stock:
Beginning balance	$352,000	$384,000
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Purchases	-	-
Sales	-	-
Total gains or losses:
Included in earnings	-	-
Included in other comprehensive income (loss)	96,000	(32,000)
Ending balance	$448,000	$352,000

The Company experienced no transfers between Level
1
and Level
2
during the years ended
December
31,
2016
or
2015.
The Company experienced no transfers between Level
2
and Level
3
during the years ended
December
31,
2016
or
2015.
Transfers in and/or (out) of Level
3
are primarily attributable to changes in the availability of market observable information and re-evaluation of the observability of pricing inputs.

The unrealized gains (losses) on Level
3
investments are recorded as a component of accumulated other comprehensive income (loss), net of tax, in accordance with required accounting for our available-for-sale portfolio.

Financial Instruments Disclosed, but not Carried, at Fair Value

The following disclosure presents the carrying values and estimated fair values of the Company’s financial instruments disclosed, but not carried, at fair value and the level within the fair value hierarchy at which such assets and liabilities are measured on a recurring basis.
The fair values for insurance contracts other than investment-type contracts are not required to be disclosed. The estimated fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment was required to interpret market data to develop these estimates. Accordingly, the estimates are not necessarily indicative of the amounts which could be realized in a current market exchange. The use of different market assumptions or estimation methodologies may
have a material effect on the fair value amounts.

	December 31, 2016
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$10,819,996	$11,084,097	$-	$-	$11,084,097
Residential	30,482,396	33,992,592	-	-	33,992,592
Policy loans	6,336,277	6,336,277	-	-	6,336,277
State-guaranteed receivables	11,584,681	13,938,824	-	13,938,824	-
Other invested assets	1,951,830	1,951,830	-	-	1,951,830
Cash and cash equivalents	3,297,917	3,297,917	3,297,917	-	-
Accrued investment income	4,433,680	4,433,680	-	-	4,433,680
Cash value of company-owned life insurance	13,855,560	13,855,560	-	-	13,855,560

Liabilities:
Policyholder deposits (Investment-type contracts)	51,870,288	51,304,889	-	-	51,304,889
Policy claims	2,637,220	2,637,220	-	-	2,637,220
Obligations under capital leases	72,209	72,209	-	-	72,209
Notes payable	971,851	971,851	-	-	971,851

	December 31, 2015
	Carrying	Fair
	Amount	Value	Level 1	Level 2	Level 3
Assets:
Mortgage loans on real estate:
Commercial	$12,419,443	$12,895,965	$-	$-	$12,895,965
Residential	20,754,688	23,032,713	-	-	23,032,713
Policy loans	6,702,911	6,702,911	-	-	6,702,911
State-guaranteed receivables	7,692,959	9,094,934	-	9,094,934	-
Other invested assets	2,379,451	2,379,451	-	-	2,379,451
Cash and cash equivalents	3,619,663	3,619,663	3,619,663	-	-
Accrued investment income	5,149,612	5,149,612	-	-	5,149,612
Cash value of company-owned life insurance	13,191,773	13,191,773	-	-	13,191,773

Liabilities:
Policyholder deposits (Investment-type contracts)	52,694,746	53,880,242	-	-	53,880,242
Policy claims	2,584,088	2,584,088	-	-	2,584,088
Obligations under capital leases	377,259	377,259	-	-	377,259
Notes payable	1,433,448	1,433,448	-	-	1,433,448

The following methods and assumptions were used in estimating the fair value disclosures for financial instruments in the accompanying consolidated financial statements and notes thereto:

Mortgage loans on real estate:
The fair values for mortgage loans are estimated using discounted cash flow analyses. For commercial mortgage loans, the discount rate was assumed to be the interest rate of the last commercial mortgage acquired by the Company. For residential mortgage loans, the discount rate was assumed to be the average yield on recent purchases less an expense factor.

State-guaranteed receivables:
The fair values for state-guaranteed receivables are estimated using discounted cash flow analyses, using the average Citigroup Pension Liability Index in effect at the end of each period.

Cash and cash equivalents:
The carrying amounts reported for these financial instruments approximate their fair values given the highly liquid nature of the instruments.

Cash value of company-owned life insurance:
The carrying values and fair values for these policies are based on the current cash surrender values of the policies.

Investment-type contracts:
The fair value for liabilities under investment-type insurance contracts (accumulation annuities) is calculated using a discounted cash flow approach. Cash flows are projected using actuarial assumptions and discounted to the valuation date using risk-free rates adjusted for credit risk and the nonperformance risk of the liabilities.

Notes payable:
The fair values for notes payable with floating interest rates and promissory notes approximate the unpaid principal balances on such notes.

Policy loans, other invested assets, accrued investment income, policy claims and obligations under capital leases:
The carrying values of these instruments approximate their fair values and are disclosed in Level
3
of the hierarchy.